The estimated fair values of the financial instruments are as follows: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 717,929	R$ 396,401	R$ 2,253,210	R$ 3,029,191
Financial investments	2,433,385	3,411,146
Restricted cash	28,467	35,742
Trade receivables	2,918,311	2,450,986
Water National Agency - ANA	20,666	26,463
Other receivables	226,242	246,110
Fair Values [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	717,929	396,401
Financial investments	2,433,385	3,411,146
Restricted cash	28,467	35,742
Trade receivables	2,918,311	2,450,986
Water National Agency - ANA	20,666	26,463
Other receivables	R$ 226,242	R$ 246,110